Other Assets, Net (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets, Net [Abstract]
Deferred leasing commissions and costs	$ 35,518	$ 32,957	$ 29,055
Deferred financing expenses	13,971	13,971	13,971
Office equipment, ROU assets, and other	18,016	14,315	10,308
Total depreciable and amortizable assets	67,505	61,243	53,334
Accumulated depreciation and amortization	(28,603)	(24,382)	(17,121)
Net depreciable and amortizable assets	38,902	36,861	36,213
Accounts receivable, net	50,681	56,104	41,211
Deferred rent receivable, net	25,778	21,261	18,201
Derivative asset	5,324	29,708	16,496
Investment in affiliates	700	700	902
Prepaids and other	9,716	8,442
Total other assets, net	$ 131,101	$ 153,076	$ 118,448